Revenue from contracts with customers - Disaggregation of revenue from contract with customers (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2024 GBP (£) segment component	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)
Revenue from contracts with customers
Number of material segments | segment	1
Number of main components of revenue | component	3
Revenue from contracts with customers	£ 661,755	£ 648,401	£ 583,201
Commercial
Revenue from contracts with customers
Revenue from contracts with customers	302,876	302,886	257,820
Sponsorship
Revenue from contracts with customers
Revenue from contracts with customers	177,770	189,496	147,881
Retail, merchandising, apparel & product licensing revenue
Revenue from contracts with customers
Revenue from contracts with customers	125,106	113,390	109,939
Broadcasting
Revenue from contracts with customers
Revenue from contracts with customers	221,745	209,095	214,847
Domestic competitions
Revenue from contracts with customers
Revenue from contracts with customers	161,713	174,471	140,629
European competitions
Revenue from contracts with customers
Revenue from contracts with customers	53,812	28,504	67,477
Other
Revenue from contracts with customers
Revenue from contracts with customers	6,220	6,120	6,741
Matchday
Revenue from contracts with customers
Revenue from contracts with customers	£ 137,134	£ 136,420	£ 110,534